Contract Assets	12 Months Ended
Mar. 31, 2025
Contract Assets
Contract Assets

4. Contract Assets

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Contract assets:
Retainage included in contract assets due to being conditional on something other than solely passage of time	355,344	245,913
Less: allowance for expected credit loss	(33,384)	(10,318)
Contract assets, net	321,960	235,595

Contract assets, current	48,451	78,303
Contract assets, non-current	273,509	157,292

The movement of retainage before net of allowance for expected credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	245,913	123,579
Increase as a result of changes in progress of ongoing projects	133,450	130,616
Reclassified to accounts receivable as payment becomes unconditional	(24,019)	(8,282)
Balance at end of the year	355,344	245,913

The movement of allowance for expected credit loss of contract assets, net are as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	10,318	4,526
Addition during the year	23,066	5,792
Balance at end of the year	33,384	10,318

The movement of contract liabilities is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	-	34,766
Advances received from customers	-	25,641
Revenue recognized	-	(60,407)
Balance at end of the year	-	-

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements